SCHEDULE OF ASSET RETIREMENT OBLIGATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Asset retirement obligation, beginning balance	$ 154,152	$ 169,221
Asset retirement obligation, additions		12,444
Asset retirement obligation, disposal	(39,080)	(28,100)
Asset retirement obligation, translation difference	(517)	587
Asset retirement obligation, ending balance	114,555	154,152
Current portion	53,072	100,797
Non-current portion	61,483	53,355
Ending balance	$ 114,555	$ 154,152